Investments in equity method investees - summarized financial information of equity method investments (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2026 USD ($)
Operating data:
Revenue	¥ 1,023,670	$ 148,401	¥ 996,347	¥ 941,168
Cost of revenue	(616,136)	(89,321)	(598,285)	(586,323)
Income from operations	50,150	7,270	140,905	113,350
Net income	102,127	$ 14,805	125,976	71,332
Balance sheet data:
Current assets	610,769		674,049		$ 88,543
Current liabilities	476,398		435,346		$ 69,063
Equity method investments
Operating data:
Revenue	477,781		473,328	451,861
Cost of revenue	(339,041)		(339,466)	(312,422)
Income from operations	12,575		43,488	56,646
Net income	83,354		47,012	¥ 75,820
Balance sheet data:
Current assets	732,354		695,532
Non-current assets	943,638		930,191
Current liabilities	536,862		494,677
Non-current liabilities	114,325		132,780
Noncontrolling interests and mezzanine equity	¥ 30,755		¥ 16,991